UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM ABS-15G
ASSET-BACKED SECURITIZER REPORT
PURSUANT TO SECTION 15G OF THE
SECURITIES EXCHANGE ACT OF 1934
Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
             Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period
________________ to ________________
Date of Report (Date of earliest event reported) ________________
Commission File Number of securitizer: ________________
Central Index Key Number of securitizer: ________________
______________________________________________________________________________
Name and telephone number, including area code, of the person to contact in connection with this filing.
Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]
X    Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001554180
                                  Lanark Master Issuer plc
(Exact name of issuing entity as specified in its charter)
Central Index Key Number of issuing entity (if applicable): ________
Central Index Key Number of underwriter (if applicable):   ________
                                                      Miles Storey, +44 (0) 20 3798 8650
Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT:
Item 2.01.	Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer
Attached as Exhibit 1 hereto is an agreed-upon procedures report, dated 8 January 2020, of Deloitte LLP, which report sets forth the findings and conclusions, as applicable, of Deloitte LLP with respect to certain agreed-upon procedures performed by Deloitte LLP.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.
Date: 9 January 2020
CLYDESDALE BANK PLC
(Depositor)
By:	/s/ Miles Storey
Name: Miles Storey Title: Treasurer

EXHIBIT INDEX
Exhibit Number
1	Independent Accountants Report on Applying Asset Agreed Upon Procedures, dated 8 January 2020